Hedging derivatives - Schedule of details of hedging instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 505,992	€ 511,727	€ 418,294
Carrying amount - Assets	4,427	5,672	5,297
Carrying amount - liabilities	4,294	4,752	7,656
Changes in fair value used for calculating hedge ineffectiveness	749	1,461	(1,929)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	338,057	308,897	241,792
Carrying amount - Assets	2,387	2,584	2,661
Carrying amount - liabilities	2,588	2,964	4,231
Changes in fair value used for calculating hedge ineffectiveness	(454)	483	(1,869)
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	305,348	290,152	225,377
Carrying amount - Assets	1,501	2,070	2,280
Carrying amount - liabilities	1,532	2,319	3,644
Changes in fair value used for calculating hedge ineffectiveness	(433)	373	(1,684)
Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	285,983	276,715	215,382
Carrying amount - Assets	1,326	1,578	2,015
Carrying amount - liabilities	1,485	2,082	3,462
Changes in fair value used for calculating hedge ineffectiveness	(188)	156	(1,871)
Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	19,365
Carrying amount - Assets	175
Carrying amount - liabilities	47
Changes in fair value used for calculating hedge ineffectiveness	(247)
Fair value hedges | Interest rate risk | Cap&Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Carrying amount - Assets	0
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	2
Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,656	4,411	4,331
Carrying amount - Assets	6	13	15
Carrying amount - liabilities	20	59	24
Changes in fair value used for calculating hedge ineffectiveness	46	101	(98)
Fair value hedges | Currency risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	242	2,059	2,418
Carrying amount - Assets	0	0	0
Carrying amount - liabilities	0	0	0
Changes in fair value used for calculating hedge ineffectiveness	(5)	91	(87)
Fair value hedges | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	2,414	2,240	1,913
Carrying amount - Assets	6	8	15
Carrying amount - liabilities	20	39	24
Changes in fair value used for calculating hedge ineffectiveness	5	(2)	(11)
Fair value hedges | Currency risk | Fx Swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Carrying amount - Assets	0
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	46
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	27,433	13,739	12,084
Carrying amount - Assets	735	501	366
Carrying amount - liabilities	1,035	586	563
Changes in fair value used for calculating hedge ineffectiveness	(76)	8	(87)
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	5,452	2,720	2,311
Carrying amount - Assets	38	15	9
Carrying amount - liabilities	80	65	179
Changes in fair value used for calculating hedge ineffectiveness	(8)	46	20
Fair value hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	21,981	11,019	9,773
Carrying amount - Assets	697	486	357
Carrying amount - liabilities	955	520	384
Changes in fair value used for calculating hedge ineffectiveness	(68)	(38)	(107)
Fair value hedges | Base risk
Disclosure of detailed information about hedged items [line items]
Notional amount	500	500
Carrying amount - Assets	0	0
Carrying amount - liabilities	1	0
Changes in fair value used for calculating hedge ineffectiveness	0	0
Fair value hedges | Base risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	500	500
Carrying amount - Assets	0	0
Carrying amount - liabilities	1	0
Changes in fair value used for calculating hedge ineffectiveness	0	0
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,120
Carrying amount - Assets	145
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	9
Fair value hedges | Inflation risk | Inflation swap
Disclosure of detailed information about hedged items [line items]
Notional amount	2,120
Carrying amount - Assets	145
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	9
Fair value hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount		95
Carrying amount - Assets		0
Carrying amount - liabilities		0
Changes in fair value used for calculating hedge ineffectiveness		1
Fair value hedges | Equity risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount		95
Carrying amount - Assets		0
Carrying amount - liabilities		0
Changes in fair value used for calculating hedge ineffectiveness		1
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	148,269	179,271	157,796
Carrying amount - Assets	1,954	2,415	2,575
Carrying amount - liabilities	1,231	1,519	2,889
Changes in fair value used for calculating hedge ineffectiveness	1,067	558	1,828
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	99,969	134,503	97,780
Carrying amount - Assets	960	1,060	913
Carrying amount - liabilities	41	1,089	1,246
Changes in fair value used for calculating hedge ineffectiveness	1,171	144	2,181
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	87,412	106,663	91,569
Carrying amount - Assets	937	788	872
Carrying amount - liabilities	34	478	1,214
Changes in fair value used for calculating hedge ineffectiveness	1,464	(130)	2,188
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	12,357	6,621	3,020
Carrying amount - Assets	22	0	0
Carrying amount - liabilities	7	0	0
Changes in fair value used for calculating hedge ineffectiveness	(293)	225	6
Cash flow hedges | Interest rate risk | Cap&Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	200
Carrying amount - Assets	1
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	0
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	24,791	30,653	34,823
Carrying amount - Assets	605	738	1,001
Carrying amount - liabilities	473	258	663
Changes in fair value used for calculating hedge ineffectiveness	(233)	459	(498)
Cash flow hedges | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	3,445	9,286	11,160
Carrying amount - Assets	62	362	502
Carrying amount - liabilities	20	51	241
Changes in fair value used for calculating hedge ineffectiveness	(18)	408	43
Cash flow hedges | Currency risk | Fx Swap
Disclosure of detailed information about hedged items [line items]
Notional amount	1,606
Carrying amount - Assets	38
Carrying amount - liabilities	43
Changes in fair value used for calculating hedge ineffectiveness	(3)
Cash flow hedges | Currency risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	19,740	19,957	20,043
Carrying amount - Assets	505	323	446
Carrying amount - liabilities	410	189	397
Changes in fair value used for calculating hedge ineffectiveness	(212)	114	(537)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	23,445	11,724	12,217
Carrying amount - Assets	298	539	484
Carrying amount - liabilities	718	172	74
Changes in fair value used for calculating hedge ineffectiveness	(3)	26	(98)
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	3,253	3,092	2,847
Carrying amount - Assets	17	(6)	0
Carrying amount - liabilities	85	46	(45)
Changes in fair value used for calculating hedge ineffectiveness	51	75	227
Cash flow hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	20,192	8,632	9,370
Carrying amount - Assets	281	545	484
Carrying amount - liabilities	633	126	119
Changes in fair value used for calculating hedge ineffectiveness	(54)	(49)	(325)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	2,316	12,908
Carrying amount - Assets	0	58	155
Carrying amount - liabilities	0	0	906
Changes in fair value used for calculating hedge ineffectiveness	131	(69)	234
Cash flow hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount			12,495
Carrying amount - Assets			153
Carrying amount - liabilities			906
Changes in fair value used for calculating hedge ineffectiveness			240
Cash flow hedges | Inflation risk | Inflation swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	2,163
Carrying amount - Assets	0	57
Carrying amount - liabilities	0	0
Changes in fair value used for calculating hedge ineffectiveness	131	82
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	64	75	68
Carrying amount - Assets	91	20	22
Carrying amount - liabilities		0	0
Changes in fair value used for calculating hedge ineffectiveness	1	(2)	9
Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	64	75	68
Carrying amount - Assets	91		22
Carrying amount - liabilities			0
Changes in fair value used for calculating hedge ineffectiveness	1		9
Cash flow hedges | Equity risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount		75
Carrying amount - Assets		20
Carrying amount - liabilities		0
Changes in fair value used for calculating hedge ineffectiveness		(2)
Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	19,666	23,559	18,706
Carrying amount - Assets	86	673	61
Carrying amount - liabilities	475	269	536
Changes in fair value used for calculating hedge ineffectiveness	136	420	(1,888)
Hedges of net investments in foreign operations | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	19,666	23,559	18,706
Carrying amount - Assets	86	673	61
Carrying amount - liabilities	475	269	536
Changes in fair value used for calculating hedge ineffectiveness	136	420	(1,888)
Hedges of net investments in foreign operations | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	19,614	23,559	18,706
Carrying amount - Assets	86	673	61
Carrying amount - liabilities	474	269	536
Changes in fair value used for calculating hedge ineffectiveness	134	€ 420	€ (1,888)
Hedges of net investments in foreign operations | Currency risk | Fx Swap
Disclosure of detailed information about hedged items [line items]
Notional amount	52
Carrying amount - Assets
Carrying amount - liabilities	1
Changes in fair value used for calculating hedge ineffectiveness	€ 2